CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending February 24, 2009
==============================================================================

This Report relates to the Due Period ending February 24, 2009 and the related Payment Dates for the Notes.

A.   Information Regarding the Master Trust portfolio
     -------------------------------------------------

1. Portfolio Yield for the Collateral Certificate .........             8.19%

       Yield Component  ...................................            17.52%

       Credit Loss Component  .............................             9.33%

2. New Purchase Rate  .....................................            15.73%

3. Total Payment Rate  ....................................            17.65%

4. Principal Payment  Rate  ................................           16.68%

5. Aggregate Amount of Principal Receivables in the Trust :

     Beginning of Due Period  ............................  $  76,831,635,947

     Average  ............................................  $  75,747,866,391

     Lump Sum Addition/(Removal)  ........................  $               0

     End of Due Period  ..................................  $  74,648,349,449

6. Delinquencies (Aggregate outstanding balances in the Accounts that were delinquent by the time periods listed below as of the close of business of the month preceding the Payment Dates, as a percentage of aggregate Receivables as of the last day of the Due Period) :

       Current  ..........................................  $  68,862,954,815
         5-34 days delinquent  ...........................  $   2,941,531,731
        35-64 days delinquent  ...........................  $   1,167,493,629
        65-94 days delinquent  ...........................  $     954,627,737
       95-124 days delinquent  ...........................  $     831,903,347
      125-154 days delinquent  ...........................  $     709,703,999
      155-184 days delinquent  ...........................  $     607,839,616

      Current  ...........................................             90.53%
         5-34 days delinquent  ...........................              3.87%
        35-64 days delinquent  ...........................              1.53%
        65-94 days delinquent  ...........................              1.25%
       95-124 days delinquent  ...........................              1.09%
      125-154 days delinquent  ...........................              0.93%
      155-184 days delinquent  ...........................              0.80%

                                      Page 1
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
  CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending February 24, 2009
==============================================================================

                                                            Current Due        Current Due
                                                            Period on an       Period on a
                                                            Actual Basis (1)   Standard Basis (1)
B. Information Regarding the Collateral Certificate
   -------------------------------------------------
  (Percentage Basis)

  1. Portfolio Yield                                              8.19%              8.19%
  2. Weighted Average Interest Rate (2)                           2.26%              2.26%
  3. Weighted Average Investor Fee Rates
         Fixed Servicing Fee                                      0.37%              0.37%
         Others                                                   0.03%              0.03%
  4. Surplus Finance Charge Collections                           5.53%              5.53%
  5. Surplus Finance Charge Collections For
     Purposes of Funding Class C Reserve Account                  5.18%              5.18%
  6. Required Surplus Finance Charge Amount                       0.00%              0.00%
  7. Aggregate Surplus Finance Charge Amount                      5.53%              5.53%
     minus Required Surplus Finance Charge Amount

C. Information Regarding the Collateral Certificate
   -------------------------------------------------
  (Dollars Basis)

  1. Total Investor Collections                        $11,707,940,731                  $11,707,940,731
         Principal Collections                         $10,840,982,913                  $10,840,982,913
         Finance Charge Collections                    $   866,957,818                  $   866,957,818
  2. Investor Default Amount                           $   465,088,244                  $   465,088,244
  3. Targeted Deposit to Interest Funding Account (3)  $   113,847,140                  $   113,847,140
  4. Investor Monthly Fees
         Fixed Servicing Fees                          $    20,042,360                  $    20,042,360
         Others                                        $     1,721,986                  $     1,721,986
  5. Surplus Finance Charge Collections                $   266,258,088                  $   266,258,088
  6. Required Surplus Finance Charge Collections       $             0                  $             0
  7. Aggregate Surplus Finance Charge Amount           $   266,258,088                  $   266,258,088
     minus Required Surplus Finance Charge Amount

(1) Values for "Current Due Period on an Actual Basis" reflect, in the case of a first due period close of a tranche of Notes, activity from the close date until the first due period end, or, as in the case of Targeted Deposit to Interest Funding Account and certain fees, until the first Monthly Interest Date. Values for "Current Due Period on a Standard Basis" reflect activity for the entire current period, as if all Notes had already been outstanding prior to the first day of such period.
     All percents are based on actual cash revenue or expense for the period, converted to an annualized percent using day count appropriate for the item, either 30/360, actual/360, or actual/actual. Depending on the item, cash expenses may accrue from January 28, 2009 to February 24, 2009, 28 days, or
     February 2 , 2009 to March 1 , 2009, 28 days (standard basis).
(2)  Defined in the definition section of the Indenture
(3)  Referenced in sections 501 and 503 of the Indenture

                                      Page 2
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending February 24, 2009
==============================================================================

D. Information Regarding Notes of Citiseries
   ----------------------------------------------------
   (Aggregate Basis)

  1a.  Class A Outstanding Dollar Principal Amount   ............   $57,330,249,918
       For all Classes except Class 2001-A3 (Dakota) ............   $46,330,249,918
       For Class 2001-A3 (Dakota) ...............................   $11,000,000,000
  1b.  Class B Outstanding Dollar Principal Amount   ............   $ 2,075,000,000
  1c.  Class C Outstanding Dollar Principal Amount   ............   $ 4,597,000,000
  2a.  Targeted Deposit to Class A Interest Funding Account .....   $    83,871,489
  2b.  Targeted Deposit to Class B Interest Funding Account .....   $     5,294,740
  2c.  Targeted Deposit to Class C Interest Funding Account .....   $    24,680,911
  3a.  Balance in the Class A Interest Funding Account  .........   $   263,639,660
  3b   Balance in the Class B Interest Funding Account  .........   $    19,971,463
  3c   Balance in the Class C Interest Funding Account  .........   $    35,107,682
  4a.  Targeted Deposit to Class A Principal Funding Account ....   $             0
  4b.  Targeted Deposit to Class B Principal Funding Account ....   $ 1,000,000,000
  4c.  Targeted Deposit to Class C Principal Funding Account ....   $             0
  5a.  Balance in the Class A Principal Funding Account  ........   $             0
  5b.  Balance in the Class B Principal Funding Account  ........   $             0
  5c.  Balance in the Class C Principal Funding Account  ........   $             0
  6.   Targeted  Deposit to Class C Reserve Account .............   $             0
  7.   Balance in the Class C Reserve Account  ..................   $             0

   Data Applicable to all Classes Except 2001-A3 (Dakota)
   -------------------------------------------------------
  8a.  Maximum enhancement amount available to
       Outstanding Class A Notes from Class B Notes  ............   $ 2,771,897,155
  8b.  As a Percentage of Class A Outstanding
       Dollar Principal Amount  .................................           5.98291%
  8c.  Maximum enhancement amount available to
       Outstanding Class A Notes from Class C Notes  ............   $ 3,695,861,329
  8d.  As a Percentage of Class A Outstanding
       Dollar Principal Amount  .................................           7.97721%
  8e.  Maximum enhancement amount available to
       Outstanding Class B Notes from Class C Notes  ............   $ 4,099,999,898
  8f.  As a Percentage of Class B Outstanding
       Dollar Principal Amount  .................................         133.33333%

   Data Applicable only to Class 2001-A3 (Dakota) (1)
   -------------------------------------------------------
  9a.  Maximum enhancement amount available to Outstanding
       Class 2001-A3 Notes (Dakota) from Class C Notes  .........   $   764,705,700
  9b.  As a Percentage of Class 2001-A3 Notes (Dakota)
       Outstanding Dollar Principal Amount  .....................           6.95187%
  9c.  Maximum enhancement amount available to Outstanding
       Class 2001-A3 Notes (Dakota) from Class B Notes  .........   $             0
  9d.  As a Percentage of Class 2001-A3 Notes (Dakota)
       Outstanding Dollar Principal Amount  .....................           0.00000%

  -----------------------------------------------------------------------------
     (1) All conditions precedent were satisfied for the issuance of new tranches of Dakota CP Notes during Due Period ending February 24, 2009, including the condition that the weighted average remaining life to Expected Principal Payment Date of all Dakota CP Notes be 60 days or less.
                                      Page 3
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending February 24, 2009
==============================================================================

   Data Applicable to all Classes
   -------------------------------
   10a. Reduction in the Class A Nominal Liquidation
        Amount resulting from an allocation
        of Investor Charge-Offs  ................................   $            0
   10b. Reduction in the Class B Nominal Liquidation
        Amount resulting from an allocation of Investor
        Charge-Offs or a reallocation of Principal
        Collections to pay interest on Class A Notes  ...........   $            0
   10c. Reduction in the Class C Nominal Liquidation
        Amount resulting from an allocation of Investor
        Charge-Offs or a reallocation of Principal
        Collections to pay interest on Class A or Class B Notes .   $            0
   11a. Reimbursement of Class A Nominal Liquidation Amount  ....   $            0
   11b. Reimbursement of Class B Nominal Liquidation Amount  ....   $            0
   11c. Reimbursement of Class C Nominal Liquidation Amount  ....   $            0

E. Information Regarding Distributions to Noteholders of Citiseries
   -----------------------------------------------------------------
   (Aggregate Basis)
   1a. The total amount of the distribution to Class A Noteholders
       on the applicable Payment Dates  .........................   $  123,449,026
   1b. The total amount of the distribution to Class B Noteholders
       on the applicable Payment Dates  .........................   $1,011,976,518
   1c. The total amount of the distribution to Class C Noteholders
       on the applicable Payment Dates  .........................   $   17,655,598
   2a. The amount of the distribution set forth in item 1(a) above
       in respect of principal on the Class A Notes      ........   $            0
   2b. The amount of the distribution set forth in item 1(b) above
       in respect of principal on the Class B Notes      ........   $1,000,000,000
   2c. The amount of the distribution set forth in item 1(c) above
       in respect of principal on the Class C Notes      ........   $            0
   3a. The amount of the distribution set forth in item 1(a) above
       in respect of interest on the Class A Notes       ........   $  123,449,026
   3b. The amount of the distribution set forth in item 1(b) above
       in respect of interest on the Class B Notes       ........   $   11,976,518
   3c. The amount of the distribution set forth in item 1(c) above
       in respect of interest on the Class C Notes       ........   $   17,655,598
   4a. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class A Notes exceeds
       the Class A Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0
   4b. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class B Notes exceeds
       the Class B Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0
   4c. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class C Notes exceeds
       the Class C Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0

                                      Page 4
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending February 24, 2009
==============================================================================

F. Information Regarding Notes of Citiseries
   -------------------------------------------------------------------------------------------------------
  (The information reported is for the Due Period ending February 24, 2009 and giving effect to all deposits, allocations, reallocations and payments to be made in the month after the end of this Due Period.)
  -------------------------------------------------------------------------------------------------------

   (Individual Tranche Basis)

1a. Outstanding Dollar Principal Amount, Interest Payments and Deposits to
    Interest Funding Sub-Accounts

  Class/          Outstanding     Monthly     Targeted    Actual     Cumulative  Interest     Interest
  Tranche         Dollar          Accretion   Deposit to  Deposit to Shortfall   Funding      Payment
                  Principal                   the         the        In Interest Sub-Account  On Payment
                  Amount                      Interest    Interest   Funding     Balance(2)   Date(3)
                                              Funding     Funding    Sub-Account
                                              Account(1)  Account
--------------- ---------------- ----------- ----------- ----------- ----------- ----------- ------------
Class 2001-A3     11,000,000,000           0   4,649,908   4,649,908           0           0   4,649,908
Class 2001-A4      1,108,750,000           0   1,366,885   1,366,885           0   2,782,588           0
Class 2001-A7        420,000,000           0     432,338     432,338           0     432,337           0
Class 2002-A10     1,000,000,000           0     553,194     553,194           0           0     553,194
Class 2002-A4        750,000,000           0     406,875     406,875           0           0     406,875
Class 2002-A8      1,000,000,000           0     495,833     495,833           0           0     495,833
Class 2002-C2        350,000,000           0   2,027,083   2,027,083           0   2,027,083           0
Class 2003-A10       500,000,000           0     255,072     255,072           0   5,937,500           0
Class 2003-A7        650,000,000           0     364,000     364,000           0   4,495,833           0
Class 2003-C4        300,000,000           0   1,250,000   1,250,000           0   3,750,000           0
Class 2004-A2      1,480,000,000           0   1,592,228   1,592,228           0   1,592,228           0
Class 2004-A3      1,000,000,000           0     956,184     956,184           0   1,946,518           0
Class 2004-A5        473,410,131           0     432,902     432,902           0     896,726           0
Class 2004-A6        394,508,442           0     375,296     375,296           0     777,399           0
Class 2004-A7      1,200,000,000           0   1,249,500   1,249,500           0   1,249,500           0
Class 2004-A8        750,000,000           0     348,279     348,279           0   9,187,500           0
Class 2004-B1        250,000,000           0     134,167     134,167           0           0     134,167
Class 2004-B2        250,000,000           0     149,236     149,236           0           0     149,236
Class 2004-C1        225,000,000           0     187,523     187,523           0           0     187,523
Class 2005-A1        338,581,344           0     336,689     336,689           0     336,689           0
Class 2005-A2        875,000,000           0     383,323     383,323           0           0  21,218,750
Class 2005-A3      1,375,000,000           0     580,174     580,174           0           0     580,174
Class 2005-A4        300,000,000           0     128,333     128,333           0   3,300,000           0
Class 2005-A5        200,000,000           0      89,133      89,133           0   2,275,000           0
Class 2005-A6      1,500,000,000           0   1,669,792   1,669,792           0   3,637,760           0
Class 2005-A7        750,000,000           0     281,750     281,750           0  14,843,750           0
Class 2005-A8        875,000,000           0     367,500     367,500           0           0     367,500
Class 2005-A9        500,000,000           0     233,372     233,372           0   8,500,000           0
Class 2005-C1         75,000,000           0     343,750     343,750           0           0   2,062,500
Class 2005-C2        175,000,000           0     128,285     128,285           0           0     128,285
Class 2005-C3        375,000,000           0     245,039     245,039           0           0     245,039
Class 2005-C6        175,000,000           0     103,852     103,852           0           0     103,852
Class 2006-A1        700,000,000           0     697,569     697,569           0     697,569           0
Class 2006-A3        750,000,000           0   3,312,500   3,312,500           0           0  19,875,000
Class 2006-A4      1,300,000,000           0   5,904,167   5,904,167           0  23,616,667           0
Class 2006-A5        750,000,000           0   3,312,500   3,312,500           0  13,250,000           0
Class 2006-A6      2,000,000,000           0     750,556     750,556           0           0     750,556
Class 2006-A7      1,000,000,000           0   4,463,858   4,463,858           0           0   5,197,743
Class 2006-A8      1,000,000,000           0   4,171,667   4,171,667           0   1,890,633           0
Class 2006-B1                  0           0     260,167     260,167           0           0     260,167
Class 2006-B2                  0           0   1,716,667   1,716,667           0           0  10,300,000
Class 2006-C1        500,000,000           0     338,333     338,333           0           0     338,333
Class 2006-C2        200,000,000           0     950,000     950,000           0   3,800,000           0
Class 2006-C3        250,000,000           0     145,347     145,347           0           0     145,347
Class 2006-C4        500,000,000           0   2,151,563   2,151,563           0           0     259,583
Class 2007-A1      2,000,000,000           0   8,068,333   8,068,333           0           0   7,659,167
Class 2007-A10     1,100,000,000           0     768,931     768,931           0           0     768,931
Class 2007-A11     1,200,000,000           0     932,167     932,167           0           0     932,167
Class 2007-A2      1,750,000,000           0   1,688,635   1,688,635           0   1,688,635           0
Class 2007-A3        665,000,000           0     376,481     376,481           0  10,224,375           0
Class 2007-A4        225,000,000           0     379,055     379,055           0           0   1,277,555
Class 2007-A5        750,000,000           0   3,437,500   3,437,500           0  10,312,500           0
Class 2007-A6      1,000,000,000           0   4,507,917   4,507,917           0   2,202,257           0
Class 2007-A7      3,250,000,000           0   2,072,778   2,072,778           0           0   2,072,778
Class 2007-A8      1,750,000,000           0   8,239,583   8,239,583           0           0  49,437,500
Class 2007-A9        500,000,000           0     366,042     366,042           0           0     366,042
Class 2007-B1        200,000,000           0     234,889     234,889           0     494,944           0
Class 2007-B2        200,000,000           0     833,333     833,333           0   4,166,667           0
Class 2007-B5        800,000,000           0     664,222     664,222           0           0     664,222
Class 2007-B6        200,000,000           0     833,333     833,333           0   3,333,333           0
Class 2008-A1        900,000,000           0   4,012,500   4,012,500           0   4,012,500           0
Class 2008-A2      1,850,000,000           0   2,335,504   2,335,504           0           0   2,335,504
Class 2008-A3      1,850,000,000           0   1,935,306   1,935,306           0           0   1,935,306
Class 2008-A4        500,000,000           0     429,074     429,074           0           0     429,074
Class 2008-A5        500,000,000           0   2,020,833   2,020,833           0  10,104,167           0
Class 2008-A6      1,150,000,000           0   1,493,722   1,493,722           0           0   1,493,722
Class 2008-A7        450,000,000           0     645,750     645,750           0           0     645,750
Class 2008-B1        175,000,000           0     468,727     468,727           0           0     468,727
Class 2008-C10        13,000,000           0     194,336     194,336           0           0     194,336
Class 2008-C11       565,000,000           0  10,853,728  10,853,728           0           0  10,853,728
Class 2008-C6        500,000,000           0   2,625,000   2,625,000           0   7,875,000           0
Class 2008-C7         58,000,000           0     226,689     226,689           0           0     226,689
Class 2008-C8        200,000,000           0   1,512,000   1,512,000           0           0   1,512,000
Class 2008-C9        136,000,000           0   1,398,382   1,398,382           0           0   1,398,382
Total             64,002,249,918           0 113,847,140 113,847,140           0 165,637,661 153,081,143

(1) Referenced in sections 501 and 503 of the Indenture
(2) The Interest Funding Sub-Account Balance reflects the Trust Targeted Deposit to the Interest Funding Account and net settlement of any U.S. dollar-denominated swap.
(3) For Notes denominated in US dollars this column represents the Note coupon payment to investors on the related Payment Date. For Notes not denominated in U.S. dollars this column represents the currency swap payment to the counterparty on the related Swap Payment Date.
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending February 24, 2009
==============================================================================


1b. Outstanding Dollar Principal Amount and Investor Interest Payments

  Class/         Outstanding  Investor    Investor        Payment  Monthly  Investor's   Investor's    SWAP  Expected   Legal
  Tranche        Dollar       Interest    Interest        Date(1)  Interest  Current     Interest      Yes/  Principal Maturity
                 Principal     Rate         PMT                    Accrual   Period      PMT On Pmt     No   Payment    Date
                 Amount       Fixed/      Frequency                Period   Interest      Date (2)            Date
                              Floating                               (3)      Rate
-------------- -------------- -------- ------------------ -------- -------- ---------- --------------- ---- ---------- ----------
Class 2001-A7     420,000,000 Floating Feb, May, Aug, Nov       15 17 - 16     1.37250            0.00 No   08/15/2011 08/15/2013
Class 2002-A10  1,000,000,000 Floating Monthly                  17 17 - 17     0.71125      553,194.44 No   12/17/2012 12/17/2014
Class 2002-A4     750,000,000 Floating Monthly                   7 9  - 9      0.69750      406,875.00 No   06/09/2014 06/07/2016
Class 2002-A8   1,000,000,000 Floating Monthly                   7 9  - 9      0.63750      495,833.33 No   11/09/2009 11/07/2011
Class 2002-C2     350,000,000 Fixed    Feb, Aug                 15 17 - 16     6.95000            0.00 No   02/15/2012 02/18/2014
Class 2003-A10    500,000,000 Fixed    Jun, Dec                 10 10 - 10     4.75000            0.00 Yes  12/10/2013 12/10/2015
Class 2003-A7     650,000,000 Fixed    Jan, Jul                  7 9  - 9      4.15000            0.00 Yes  07/07/2015 07/07/2017
Class 2003-C4     300,000,000 Fixed    Jun, Dec                 10 10 - 10     5.00000            0.00 No   06/10/2013 06/10/2015
Class 2004-A3   1,000,000,000 Floating Jan, Apr, Jul, Oct       24 24 - 24     1.22938            0.00 No   07/24/2009 07/25/2011
Class 2004-A7   1,200,000,000 Floating Feb, May, Aug, Nov       24 24 - 24     1.33875            0.00 No   11/25/2011 11/25/2013
Class 2004-A8     750,000,000 Fixed    Jun, Dec                 10 10 - 10     4.90000            0.00 Yes  12/10/2014 12/12/2016
Class 2004-B1     250,000,000 Floating Monthly                  20 20 - 20     0.69000      134,166.67 No   05/20/2009 05/20/2011
Class 2004-B2     250,000,000 Floating Monthly                   7 9  - 9      0.76750      149,236.11 No   10/07/2011 10/07/2013
Class 2004-C1     225,000,000 Floating Monthly                  15 17 - 16     1.11125      187,523.44 No   07/15/2011 07/15/2013
Class 2005-A2     875,000,000 Fixed    Mar, Sep                 10 10 - 10     4.85000   21,218,749.98 Yes  03/10/2015 03/10/2017
Class 2005-A3   1,375,000,000 Floating Monthly                  24 24 - 24     0.54250      580,173.61 No   04/24/2012 04/24/2014
Class 2005-A4     300,000,000 Fixed    Jun, Dec                 20 20 - 20     4.40000            0.00 Yes  06/20/2012 06/20/2014
Class 2005-A5     200,000,000 Fixed    Jun, Dec                 20 20 - 20     4.55000            0.00 Yes  06/22/2015 06/20/2017
Class 2005-A6   1,500,000,000 Floating Jan, Apr, Jul, Oct        7 9  - 9      1.43125            0.00 No   10/07/2009 10/07/2011
Class 2005-A7     750,000,000 Fixed    Apr, Oct                 20 20 - 20     4.75000            0.00 Yes  10/20/2010 10/22/2012
Class 2005-A8     875,000,000 Floating Monthly                  20 20 - 20     0.54000      367,500.00 No   10/22/2012 10/20/2014
Class 2005-A9     500,000,000 Fixed    May, Nov                 20 20 - 20     5.10000            0.00 Yes  11/20/2015 11/20/2017
Class 2005-C1      75,000,000 Fixed    Mar, Sep                 24 24 - 24     5.50000    2,062,500.00 No   03/24/2015 03/24/2017
Class 2005-C2     175,000,000 Floating Monthly                  24 24 - 24     0.94250      128,284.72 No   03/24/2015 03/24/2017
Class 2005-C3     375,000,000 Floating Monthly                  15 17 - 16     0.87125      245,039.06 No   07/16/2012 07/15/2014
Class 2005-C6     175,000,000 Floating Monthly                  15 17 - 16     0.79125      103,851.56 No   11/15/2010 11/15/2012
Class 2006-A1     700,000,000 Floating Feb, May, Aug, Nov        7 9  - 9      1.28125            0.00 No   02/07/2013 02/09/2015
Class 2006-A3     750,000,000 Fixed    Mar, Sep                 15 17 - 16     5.30000   19,875,000.00 No   03/15/2016 03/15/2018
Class 2006-A4   1,300,000,000 Fixed    May, Nov                 10 10 - 10     5.45000            0.00 No   05/10/2011 05/10/2013
Class 2006-A5     750,000,000 Fixed    May, Nov                 20 20 - 20     5.30000            0.00 No   05/20/2009 05/20/2011
Class 2006-A6   2,000,000,000 Floating Monthly                  24 24 - 24     0.48250      750,555.56 No   05/24/2010 05/24/2012
Class 2006-A7   1,000,000,000 Floating Mar, Jun, Sep, Dec       15 17 - 16     2.05625    5,197,743.05 Yes  12/15/2016 12/17/2018
Class 2006-A8   1,000,000,000 Floating Apr, Jul, Oct, Jan       15 17 - 16     1.13438            0.00 Yes  12/15/2016 12/17/2018
Class 2006-B1               0 Floating Monthly                   7 9  - 9      0.55750      260,166.67 No   03/09/2009 03/07/2011
Class 2006-B2               0 Fixed    Mar, Sep                  7 9  - 9      5.15000   10,300,000.02 No   03/09/2009 03/07/2011
Class 2006-C1     500,000,000 Floating Monthly                  20 20 - 20     0.87000      338,333.33 No   02/20/2013 02/20/2015
Class 2006-C2     200,000,000 Fixed    May, Nov                 15 17 - 16     5.70000            0.00 No   05/16/2011 05/15/2013
Class 2006-C3     250,000,000 Floating Monthly                   7 9  - 9      0.74750      145,347.22 No   06/07/2011 06/07/2013
Class 2006-C4     500,000,000 Floating Monthly                   7 9  - 9      0.66750      259,583.33 Yes  01/07/2010 01/09/2012
Class 2007-A1   2,000,000,000 Floating Mar, Jun, Sep, Dec       22 23 - 23     1.51500    7,659,166.67 Yes  03/22/2010 03/22/2012
Class 2007-A10  1,100,000,000 Floating all                      10 10 - 10     0.89875      768,930.56 No   12/10/2012 12/10/2014
Class 2007-A11  1,200,000,000 Floating all                      10 10 - 10     0.99875      932,166.67 No   01/12/2015 01/10/2017
Class 2007-A2   1,750,000,000 Floating Feb, May, Aug, Nov       21 23 - 23     1.24063            0.00 No   05/21/2010 05/21/2012
Class 2007-A3     665,000,000 Fixed    Jun, Dec                 15 17 - 16     6.15000            0.00 Yes  06/15/2037 06/15/2039
Class 2007-A4     225,000,000 Floating Sep, Dec, Mar, Jun       15 17 - 16     2.24625    1,277,554.69 No   06/15/2037 06/15/2039
Class 2007-A5     750,000,000 Fixed    Jun, Dec                 22 23 - 23     5.50000            0.00 No   06/22/2010 06/22/2012
Class 2007-A6   1,000,000,000 Floating Oct, Jan Apr, Jul        12 12 - 12     1.34375            0.00 Yes  07/12/2010 07/12/2012
Class 2007-A7   3,250,000,000 Floating all                      20 20 - 20     0.82000    2,072,777.78 No   08/20/2012 08/20/2014
Class 2007-A8   1,750,000,000 Fixed    Mar, Sep                 20 20 - 20     5.65000   49,437,499.98 No   09/20/2017 09/20/2019
Class 2007-A9     500,000,000 Floating all                      17 17 - 17     0.94125      366,041.67 No   10/17/2017 10/17/2019
Class 2007-B1     200,000,000 Floating Apr, Jul, Oct, Jan        2 2  - 2      1.51000            0.00 No   04/02/2010 04/02/2012
Class 2007-B2     200,000,000 Fixed    Apr, Oct                  2 2  - 2      5.00000            0.00 No   04/02/2010 04/02/2012
Class 2007-B5     800,000,000 Floating all                       7 9  - 9      1.06750      664,222.22 No   11/07/2012 11/07/2014
Class 2007-B6     200,000,000 Fixed    May, November             8 9  - 9      5.00000            0.00 No   11/08/2010 11/08/2012
Class 2008-A1     900,000,000 Fixed    Feb, Aug                  7 9  - 9      5.35000            0.00 No   02/07/2018 02/07/2020
Class 2008-A2   1,850,000,000 Floating all                      23 23 - 23     1.62313    2,335,503.72 No   01/23/2018 01/23/2020
Class 2008-A3   1,850,000,000 Floating all                      18 18 - 18     1.34500    1,935,305.56 No   05/18/2009 05/18/2011
Class 2008-A5     500,000,000 Fixed    Apr, Oct                 22 23 - 23     4.85000            0.00 No   04/22/2013 04/22/2015
Class 2008-A6   1,150,000,000 Floating all                      20 20 - 20     1.67000    1,493,722.22 No   05/20/2015 05/22/2017
Class 2008-A7     450,000,000 Floating all                      20 20 - 20     1.84500      645,750.00 No   05/21/2018 05/20/2020
Class 2008-C6     500,000,000 Fixed    June, December           20 20 - 20     6.30000            0.00 No   06/20/2012 06/20/2014
Total          47,560,000,000                                                           133,348,298.84
---------------------------------------------------------------------------------------------------------------------------------
(1) If the Payment Date is not a Business Day, then the Payment Date will be the succeeding Business Day.
(2) The record date for payment of the notes is the last day of the month before the related payment date.
(3) For a newly issued class of notes, interest begins to accrue on the issuance date of that class.


2a. Principal Payments and Deposits to Principal Funding Sub-Accounts for all Deals except 2001-A3 (Dakota)

  Class/Tranche   Targeted        Actual          Cumulative      Principal       Principal
                  Principal       Principal       Shortfall in    Funding         Payment On
                  Monthly         Monthly         Principal       Sub-Account     Payment Date
                  Deposit         Deposit         Funding         Balance
                                                  Sub-Account
--------------- --------------- --------------- --------------- --------------- ---------------
Class 2006-B1       600,000,000     600,000,000               0               0     600,000,000
Class 2006-B2       400,000,000     400,000,000               0               0     400,000,000
Total             1,000,000,000   1,000,000,000               0               0   1,000,000,000


2b. Principal Payments and Deposits to Principal Funding Sub-Accounts for 2001-A3 (Dakota) only

  Class/Tranche   Targeted        Actual          Cumulative      Principal       Principal
                  Principal       Principal       Shortfall in    Funding         Payment On
                  Monthly         Monthly         Principal       Sub-Account     Payment Date
                  Deposit         Deposit         Funding         Balance
                                                  Sub-Account
--------------- --------------- --------------- --------------- --------------- ---------------
Nothing to report for this period.

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending February 24, 2009
==============================================================================

3a. Funding the Class 'C' Reserve Sub-Accounts
    1) 3 Month Average Surplus Finance Charge Collections for purposes
       of Funding the Class C Reserve Sub-Accounts                                      4.51%

    2) Is the 3 Month Average Surplus Finance Charge Collections for
       purposes of Funding the Class C Reserve Sub-Accounts less than or equal
       to 4.50%                                                                           No

3b. Deposits to and Withdrawals from Class C Reserve Sub-Accounts
---------------------------------------------------------------------------------------------------------------

  Class/Tranche   Targeted        Class C           Actual          Withdrawals     Class C      Cumulative
                  Deposit to      Reserve           Deposit to      from Class C    Reserve      Shortfall in
                  Class C         Sub-Account       Class C         Reserve         Sub-Account  Class C
                  Reserve         Ending            Reserve         Sub-Account     Ending       Reserve
                  Sub-Account     Balance as of     Sub-Account                     Balance      Sub-Account
                                  Prior Due Period
---------------   ------------    ----------------  -------------   ------------    ------------ --------------
Class 2002-C2           0            48,255,313           0          48,255,313          0             0
Class 2003-C4           0            41,361,698           0          41,361,698          0             0
Class 2004-C1           0            31,021,273           0          31,021,273          0             0
Class 2005-C1           0            10,340,424           0          10,340,424          0             0
Class 2005-C2           0            24,127,657           0          24,127,657          0             0
Class 2005-C3           0            51,702,122           0          51,702,122          0             0
Class 2005-C6           0            24,127,657           0          24,127,657          0             0
Class 2006-C1           0            68,936,162           0          68,936,162          0             0
Class 2006-C2           0            27,574,465           0          27,574,465          0             0
Class 2006-C3           0            34,468,082           0          34,468,082          0             0
Class 2006-C4           0            68,936,162           0          68,936,162          0             0
Class 2008-C10          0             1,792,340           0           1,792,340          0             0
Class 2008-C11          0            79,891,823           0          79,891,823          0             0
Class 2008-C6           0            68,936,162           0          68,936,162          0             0
Class 2008-C7           0             7,996,595           0           7,996,595          0             0
Class 2008-C8           0            27,574,465           0          27,574,465          0             0
Class 2008-C9           0            18,750,636           0          18,750,636          0             0
Total                   0           635,793,036           0         635,793,036          0             0

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending February 24, 2009
==============================================================================

3c. Actual Deposits by Source to Class C Reserve Sub-Accounts
--------------------------------------------------------------------------------------------------

  Class/Tranche
                  Surplus        Prior Period         Total          Required            Total
                  Finance        Withdrawals          Finance        Funding resulting   Actual
                  Charge         Treated as Finance   Charge         From New            Deposits
                  Collections    Charge Collections   Collections    Issuance of Notes
---------------   -----------    ------------------   -----------    -----------------   ---------
Class 2002-C2        0                  0                 0                  0               0
Class 2003-C4        0                  0                 0                  0               0
Class 2004-C1        0                  0                 0                  0               0
Class 2005-C1        0                  0                 0                  0               0
Class 2005-C2        0                  0                 0                  0               0
Class 2005-C3        0                  0                 0                  0               0
Class 2005-C6        0                  0                 0                  0               0
Class 2006-C1        0                  0                 0                  0               0
Class 2006-C2        0                  0                 0                  0               0
Class 2006-C3        0                  0                 0                  0               0
Class 2006-C4        0                  0                 0                  0               0
Class 2008-C10       0                  0                 0                  0               0
Class 2008-C11       0                  0                 0                  0               0
Class 2008-C6        0                  0                 0                  0               0
Class 2008-C7        0                  0                 0                  0               0
Class 2008-C8        0                  0                 0                  0               0
Class 2008-C9        0                  0                 0                  0               0
Total                0                  0                 0                  0               0

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending February 24, 2009
==============================================================================

3d. Withdrawals from Class C Reserve Sub-Accounts
--------------------------------------------------------------------------------------

  Class/Tranche   Release of Funds   Release of funds in
                  In excess of       Class C Reserve                      Total
                  Targeted           Sub-Account                          Actual
                  Amount             Due to Maturity       Utilization    Withdrawals
---------------   ----------------   -------------------   -----------    ------------
Class 2002-C2        48,255,313              0                  0         48,255,313
Class 2003-C4        41,361,698              0                  0         41,361,698
Class 2004-C1        31,021,273              0                  0         31,021,273
Class 2005-C1        10,340,424              0                  0         10,340,424
Class 2005-C2        24,127,657              0                  0         24,127,657
Class 2005-C3        51,702,122              0                  0         51,702,122
Class 2005-C6        24,127,657              0                  0         24,127,657
Class 2006-C1        68,936,162              0                  0         68,936,162
Class 2006-C2        27,574,465              0                  0         27,574,465
Class 2006-C3        34,468,082              0                  0         34,468,082
Class 2006-C4        68,936,162              0                  0         68,936,162
Class 2008-C10        1,792,340              0                  0          1,792,340
Class 2008-C11       79,891,823              0                  0         79,891,823
Class 2008-C6        68,936,162              0                  0         68,936,162
Class 2008-C7         7,996,595              0                  0          7,996,595
Class 2008-C8        27,574,465              0                  0         27,574,465
Class 2008-C9        18,750,636              0                  0         18,750,636
Total               635,793,036              0                  0        635,793,036


4. Maximum Enhancement Amount Available to Class A Notes; Class A Usage of
   Class B and Class C Subordinated Amounts

 Class/Tranche   Maximum         Maximum     Class A      Class A       Cumulative      Cumulative
                 Enhancement     Enhancement Usage of     Usage of      Class A         Class A
                 Amount          Amount      Class B      Class C       Usage of        Usage of
                 Available       Available   Subordinated Subordinated  Class B         Class C
                 from Class      from Class  Amount for   Amount for    Subordinated    Subordinated
                 B Notes         C Notes     this Due     this Due      Amount          Amount
                                             Period       Period
--------------- ------------- ------------- ------------- ------------- ------------- --------------
Class 2001-A3               0   764,705,700
Class 2001-A4      66,335,515    88,447,316
Class 2001-A7      25,128,222    33,504,282
Class 2002-A10     59,829,100    79,772,100
Class 2002-A4      44,871,825    59,829,075
Class 2002-A8      59,829,100    79,772,100
Class 2003-A10     29,914,550    39,886,050
Class 2003-A7      38,888,915    51,851,865
Class 2004-A2      88,547,068   118,062,708
Class 2004-A3      59,829,100    79,772,100
Class 2004-A5      28,323,702    37,764,920
Class 2004-A6      23,603,085    31,470,767
Class 2004-A7      71,794,920    95,726,520
Class 2004-A8      44,871,825    59,829,075
Class 2005-A1      20,257,017    27,009,345
Class 2005-A2      52,350,463    69,800,588
Class 2005-A3      82,265,013   109,686,638
Class 2005-A4      17,948,730    23,931,630
Class 2005-A5      11,965,820    15,954,420
Class 2005-A6      89,743,650   119,658,150
Class 2005-A7      44,871,825    59,829,075
Class 2005-A8      52,350,463    69,800,588
Class 2005-A9      29,914,550    39,886,050
Class 2006-A1      41,880,370    55,840,470
Class 2006-A3      44,871,825    59,829,075
Class 2006-A4      77,777,830   103,703,730
Class 2006-A5      44,871,825    59,829,075
Class 2006-A6     119,658,200   159,544,200
Class 2006-A7      59,829,100    79,772,100
Class 2006-A8      59,829,100    79,772,100
Class 2007-A1     119,658,200   159,544,200
Class 2007-A10     65,812,010    87,749,310
Class 2007-A11     71,794,920    95,726,520
Class 2007-A2     104,700,925   139,601,175
Class 2007-A3      39,786,352    53,048,447
Class 2007-A4      13,461,548    17,948,723
Class 2007-A5      44,871,825    59,829,075
Class 2007-A6      59,829,100    79,772,100
Class 2007-A7     194,444,575   259,259,325
Class 2007-A8     104,700,925   139,601,175
Class 2007-A9      29,914,550    39,886,050
Class 2008-A1      53,846,190    71,794,890
Class 2008-A2     110,683,835   147,578,385
Class 2008-A3     110,683,835   147,578,385
Class 2008-A4      29,914,550    39,886,050
Class 2008-A5      29,914,550    39,886,050
Class 2008-A6      68,803,465    91,737,915
Class 2008-A7      26,923,095    35,897,445
Total           2,771,897,155 4,460,567,029

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending February 24, 2009
==============================================================================

5. Maximum Enhancement Amount Available to Class B Notes; Class B Usage of
   Class C Subordinated Amounts

  Class/Tranche   Maximum Enhancement      Class B Usage of         Cumulative Class B
                  Amount Available from    Class C Subordinated     Usage of Class C
                  Class C Notes            Amount for this Due      Subordinated Amount
                                           Period
--------------- ------------------------ ------------------------ ------------------------
Class 2004-B1               333,333,325
Class 2004-B2               333,333,325
Class 2006-B1               799,999,980
Class 2006-B2               533,333,320
Class 2007-B1               266,666,660
Class 2007-B2               266,666,660
Class 2007-B5             1,066,666,640
Class 2007-B6               266,666,660
Class 2008-B1               233,333,328
Total                     4,099,999,898


6. Reductions of and Reimbursements to Nominal Liquidation Amount

  Class/Tranche   Reduction       Reduction        Cumulative       Cumulative       Reimbursements
                  Resulting from  Resulting from   Reduction        Reduction        of prior
                  an Allocation   from a           Resulting from   Resulting from   reductions of
                  of Investor     Reallocation     an Allocation    an Reallocation  Nominal
                  Charge-offs     of Principal     of Investor      of Principal     Liquidation
                  for this Due    Collections      Charge-offs      Collections to   Amount for
                  Period          to pay           (net of          pay interest on  this Due
                                  interest on      Reimbursements)  senior classes   Period
                                  senior                            of Notes (net of
                                  classes of                        Reimbursements)
                                  Notes for
                                  this Due
                                  Period
--------------- ---------------- ---------------- ---------------- ---------------- ----------------
Nothing to report for this period.

7. Excess Spread/Early Redemption Event Trigger
   1) 3 Month Average Surplus Finance Charge Collections                             4.83%

   2) Is the 3 Month Average Surplus Finance Charge Collections
      greater than 0.00%                                                              Yes

   IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Report this 16 day of March, 2009.




                                CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION, As Managing Beneficiary of Citibank Credit
                                   Card Issuance Trust
                                   and
                                As Servicer of Citibank Credit Card
                                   Master Trust I





                                By:    /s/   Andrew Lubliner
                                    ____________________________________
                                     Name:   Andrew Lubliner
                                     Title:  Authorized Representative